Stockholder's Deficit - Schedule of Balance of Stockholder's Equity (Details) (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Common stock, net of issuance costs	$ 6,033	$ 69,528
MotherLode [Member]
Issuance of common stock for acquisition costs	5,580
Big Bottom Distilling [Member]
Issuance of common stock for acquisition costs	$ 14,400
Percentage of common stock unit	90.00%